Significant Accounting Policies - Additional Information (Detail)			2 Months Ended	12 Months Ended
		Apr. 01, 2019	May 31, 2019	May 31, 2025 USD ($) shares	May 31, 2024 USD ($) $ / shares shares	May 31, 2023 USD ($)	May 31, 2019	May 31, 2024 $ / shares
Significant Of Accounting Policies [Line Items]
Value added tax		13.00%
Vat on sales		13.00%	6.00%
Excess of refund		3.00%
Accounts receivable				$ 33,629,000	$ 29,689,000
Deferred revenue				1,954,464,000	1,780,063,000
Refund liability	[1]			21,768,000	20,298,000
Revenues				4,900,262,000	4,313,586,000	$ 2,997,760,000
Total advertising expenses				123,962,000	86,493,000	49,365,000
Government subsidies received				9,702,000	15,000,000	16,010,000
Aggregate amounts denominated in RMB				$ 2,301,739,000	2,093,141,000
Amortization term of long term debt				1 year
Minority interests decrease from redemptions						32,659,000
Stock repurchased during period, value				$ 445,495,000	$ 62,943,000	191,628,000
East Buy [Member]
Significant Of Accounting Policies [Line Items]
Shares In Subsidiary Acquired During The Period | shares					32,425,000
Minority interests decrease from redemptions					$ 84,465,000
Price per share of minority interests acquired | (per share)					$ 2.61			$ 20.38
Minority interests purchased percentage of outstanding share capital of the investee					3.10%
Stock repurchased during period, value				$ 7,663,000
Stock Repurchase During Period Shares | shares				15,500,000
Cash paid noncontrolling interest is adjusted were recognized in equity attributable to the Company				$ 5,400,000
Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%
Unsecured Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Significant Of Accounting Policies [Line Items]
Unsecured debt fair value				$ 14,403,000
Service [Member]
Significant Of Accounting Policies [Line Items]
Revenues				4,334,071,000	$ 3,500,998,000	2,544,729,000
Service [Member] | Educational services and test preparation courses [Member]
Significant Of Accounting Policies [Line Items]
Revenues				3,456,189,000	2,716,174,000	1,914,865,000
Service [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues				119,092,000	190,860,000	178,165,000
Service [Member] | Overseas Study Consulting Services [Member]
Significant Of Accounting Policies [Line Items]
Revenues				516,367,000	439,744,000	354,764,000
Service [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues				242,423,000	154,220,000	96,935,000
Product [Member]
Significant Of Accounting Policies [Line Items]
Revenues				566,191,000	812,588,000	453,031,000
Product [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues				481,189,000	709,754,000	379,343,000
Product [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues				85,002,000	102,834,000	$ 73,688,000
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability				181,417,000	167,369,000
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable				0	0
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue				$ 1,954,464,000	$ 1,780,063,000
Inter Company Sales [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales							6.00%
Sales [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales				13.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales			9.00%
Minimum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%
Maximum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk				10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk				10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives				38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives				50 years

[1]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.